Employee Stock Purchase Plan and Stock Plan (Schedule of Employee Share Purchases) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares purchased	21	13	6
Average price per share	$ 5.40	$ 6.24	$ 4.90